Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Fair Value Measurements [Abstract]
Schedule of Company’s Assets that are Measured at Fair Value on A Recurring Basis

The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of September 30, 2023 and December 31, 2022 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.

Description	Level 1	Level 2	Level 3
September 30, 2023 – Assets
Investments held in Trust Account	$113,045,191	—	—
December 31, 2022 – Assets
Investments held in Trust Account	$294,395,846	—	—
The following table presents information about the Company’s assets that are measured at fair value on a recurring basis as of December 31, 2022 and 2021 and indicates the fair value hierarchy of the valuation techniques that the Company utilized to determine such fair value.
Description	Level 1	Level 2	Level 3
December 31, 2022 – Assets:
Investments held in Trust Account	$294,395,846	—	$—
December 31, 2021 – Assets:
Investments held in Trust Account	$290,375,895	—	—